Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory, including leather footwear finished goods, fabric, and t-shirts.
	September 30, 2020	December 31, 2019
	(Unaudited)
Raw materials	$23,705	$41,231
Finished goods	124,386	115,135
Total	148,091	156,366
Less: inventory – current	(30,744)	-
Inventory – non-current	$117,347	$-

	December 31, 2019	December 31, 2018
Raw materials	$41,231	$-
Finished goods	115,135	26,973
Inventory	$156,366	$26,973